Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2015	¥ 18,521
Year ending December 31, 2016	20,326
Year ending December 31, 2017	21,610
Year ending December 31, 2018	23,826
Year ending December 31, 2019	25,989
Year ending December 31, 2020 - 2024	163,611
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2015	7,351
Year ending December 31, 2016	7,704
Year ending December 31, 2017	7,889
Year ending December 31, 2018	8,446
Year ending December 31, 2019	9,035
Year ending December 31, 2020 - 2024	¥ 54,765